Chase Growth Fund
Chase Growth Fund
Investment Objective
The Growth Fund’s investment objective is to achieve the growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Chase Growth Fund	Class N	Institutional Class
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Chase Growth Fund	Class N	Institutional Class
Management Fees	0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.58%	0.33%
Shareholder Servicing Plan Fees	0.25%	none
Total Annual Fund Operating Expenses	1.33%	1.08%

Example.
The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Chase Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N	135	421	729	1,601
Institutional Class	110	343	595	1,317

Portfolio Turnover.
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.37% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  The Adviser generally considers a large-cap company to be one that has a market capitalization of $5 billion and above.  Large-cap company stocks the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other large-cap company stocks.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depositary Receipts (“ADRs”).  The Growth Fund may also use a money market fund or exchange-traded fund (“ETF”) for its cash position.

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last 5 years, consistency of earnings, and liquidity.  The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Fund.  The Adviser continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Growth Fund.  The following additional risks could affect the value of your investment:

•
Management Risk – The Growth Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market Risk – The value of stocks and other securities the Growth Fund holds or the overall stock market may decline over short or extended periods.

•
Non-U.S. Security Risk – The Growth Fund may invest in non-U.S. issuers through depositary receipts such as ADRs.  Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Defensive Position Risk – If the Growth Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Growth Fund is intended for investors who:

•	Have a long-term investment horizon;

•	Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or

•	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Performance
The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Class N – Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.34% (quarter ended 3/31/2012) and the lowest return for a calendar quarter was -19.68% (quarter ended 12/31/2008).

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Returns Chase Growth Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class N	Growth Fund, Class N Return Before Taxes	13.48%	[1]	13.65%	[1]	6.83%	[1]	7.49%	[1]	Dec. 02, 1997	[1]
Institutional Class	Growth Fund, Institutional Class Return Before Taxes	13.81%	[1]	13.94%	[1]	7.05%	[1]	7.61%	[1]	Jan. 29, 2007	[1]
After Taxes on Distributions Class N	Growth Fund, Class N Return After Taxes on Distributions	8.23%	[1]	10.12%	[1]	4.95%	[1]	6.35%	[1]
After Taxes on Distributions and Sale of Fund Shares Class N	Growth Fund, Class N Return After Taxes on Distributions and Sale of Fund Shares	10.42%	[1]	10.71%	[1]	5.43%	[1]	6.24%	[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%		15.81%		8.49%		5.64%		Dec. 02, 1997
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	10.34%		14.12%		7.37%		4.84%		Dec. 02, 1997
[1]	Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.